Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions				1 Months Ended		3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 01, 2022	Oct. 25, 2022	Aug. 29, 2022	Oct. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Nov. 14, 2022	Aug. 30, 2021
Subsequent Event [Line Items]
Principal					$ 13,233	$ 13,233					$ 13,233		$ 57,811	$ 565
Proceeds from issuance of convertible notes											0	$ 220,000	295,000	27,000	$ 9,132
Revenue						24,278		$ 26,581			$ 83,871	$ 86,647	$ 114,080	26,759	$ 44,566
Shares issued upon conversion of debt (in shares)													45.9
Common stock issuance for professional fees (in shares)											1.1
Common stock issuance for professional fees						690	$ 435		$ 656	$ 1,162			$ 2,318	$ 1,642
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost					82,484	82,484					$ 82,484		54,319
Convertible promissory note and interest | VIA Motors International, Inc. [Member]
Subsequent Event [Line Items]
Cost					58,418	58,418					58,418		42,500					$ 42,500
Timios
Subsequent Event [Line Items]
Revenue											27,000
Non-current assets					20,400	20,400					20,400
Subsequent Event | First closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																	$ 5,000
Subsequent Event | Second closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																	5,000
Subsequent Event | Third closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																	10,000
Subsequent Event | Purchase agreement with Acuitas Capital
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																	$ 20,000
Subsequent Event | Agreement with VIA Motors and a commercial vendor to VIA Motors | VIA Motors International, Inc. [Member]
Subsequent Event [Line Items]
Common stock issuance for professional fees (in shares)	15.0
Common stock issuance for professional fees	$ 4,100
Convertible notes payable	$ 4,100
Subsequent Event | Convertible promissory note and interest | VIA Motors International, Inc. [Member]
Subsequent Event [Line Items]
Cost					$ 29,100	$ 29,100					$ 29,100					$ 1,400
Convertible Debt | VIA Motors International, Inc. [Member]
Subsequent Event [Line Items]
Principal																		$ 42,500
Interest rate																		4.00%
Convertible Debt | Subsequent Event | VIA Motors International, Inc. [Member]
Subsequent Event [Line Items]
Cost				$ 2,000
Convertible Debenture
Subsequent Event [Line Items]
Principal and accrued and unpaid interest													$ 17,600
Shares issued upon conversion of debt (in shares)													9.4
Convertible Debenture | YA II PN, Ltd
Subsequent Event [Line Items]
Threshold percentage			85.00%
Conversion price (in dollars per share)			$ 1.50
Convertible notes payable			$ 16,700
Convertible Debenture | YA II PN, Ltd | Subsequent Event
Subsequent Event [Line Items]
Threshold percentage			85.00%
Conversion price (in dollars per share)			$ 1.50
Shares issued upon conversion of debt (in shares)				43.7	43.7
Convertible notes payable			$ 16,700
Convertible Debenture | Convertible Debt | YA II PN, Ltd | Subsequent Event
Subsequent Event [Line Items]
Principal		$ 6,500
Proceeds from issuance of convertible notes		4,875
Financing fee		1,500
Debt issuance expenses		$ 125
Interest rate		8.00%
Interest rate event of default		18.00%
Threshold percentage		95.00%
Conversion price (in dollars per share)		$ 0.05
Outstanding share capital		3.00%
Voting power		51.00%
Principal and accrued and unpaid interest				$ 16,700
Shares issued upon conversion of debt (in shares)				43.7